SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Atlantic Technology Systems, Inc. Acquisition

On October 1, 2021, the Company entered into a Stock Purchase Agreement (the “Agreement”) by and among the Company, Atlantic Technology Systems, Inc. (“ATS”) and Atlantic Technology Enterprises, Inc. (“ATE”) (collectively, “Atlantic”) and James Montagne, the sole shareholder of ATS, and James Montagne and Miriam Montagne as the sole shareholders of ATE (the “Shareholder”). Pursuant to the Agreement, the Company purchased from the Shareholder all of the outstanding shares of Atlantic, with ATE and ATS becoming wholly-owned subsidiaries of the Company. The aggregate purchase price for the Atlantic shares was 200,000 shares of the Company’s common stock, par value $0.00001, and $75,000 in cash. Furthermore, the Shareholder shall receive an additional 100,000 shares of the Company’s common stock based upon Atlantic achieving certain revenue and earnings thresholds and an additional $150,000 in cash upon the Company listing to a national exchange.

Convertible Note Issuance

On October 27, 2021, the Company issued a 5% Unsecured Convertible Note (the “Note”) to Neil Stinchcombe (the “Lender”), in consideration of the Lender lending the Company $1,500,000 (the “Principal Amount”) to provide funding for the Company’s prospective acquisitions and other general corporate purposes. The Principal Amount, together with accrued and unpaid interest, is due on January 27, 2022 (the “Maturity Date”), with no prepayment option. Interest is calculated at 6% per annum (based on a 360-day year) and is payable monthly. The Maturity Date may be extended at the Company’s election to April 27, 2022.

NOTE 16 – SUBSEQUENT EVENTS

Subsequent to December 31, 2020, pursuant to corresponding securities purchase agreements, the Company received $3,250,000 from several investors for an aggregate total of 1,625,000 shares of common stock at a fair value of $2.00 per share. As of the date of this report the shares have not been issued.

On January 1, 2021, Alpine renewed its lease for office space through December 31, 2021. The renewal allows for the term of the lease to be automatically extended for a period of one year from the date of expiration with a rate of $1,750 per month.

On January 22, 2021, the Company entered into a two-year Sublease Agreement with a certain sublandlord for office space. Pursuant to the sublease the Company has a rent schedule of $6,558 per month through December 31, 2021 and $6,695 per month from January 1, 2022 through December 31, 2022.

On February 1, 2021, the Board of Directors (the “Board”) appointed Sandra Morgan as a director. In connection with Ms. Morgan’s appointment to the Board, the Board granted Ms. Morgan an option to purchase 200,000 shares of the Company’s common stock with an exercise price of $2.00 per share.